Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	3/5/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2014-SN1

5. Collateral Summary	Monthly Period, Begin:	4/1/2015

	Monthly Period, End:	4/30/2015

6. Losses and Delinquencies	Determination Date:	5/15/2015

7. Credit Instruments	Distribution Date:	5/20/2015

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

1. Distribution Summary

Class	CUSIP	Initial	Beginning	Note Interest	Principal	Interest	Total	Principal	Interest	Ending
		Principal Balance	Principal Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Principal Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006NAA7	253,000,000.00	0.00	0.0021000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2a	02006NAB5	245,000,000.00	128,432,124.16	0.0052000	18,825,641.85	55,653.92	18,881,295.77	0.00	0.00	109,606,482.31
Class A-2b	02006NAE9	345,000,000.00	180,853,399.32	0.0038055	26,509,577.30	57,353.13	26,566,930.43	0.00	0.00	154,343,822.02
Class A-3	02006NAC3	310,000,000.00	310,000,000.00	0.0075000	0.00	193,750.00	193,750.00	0.00	0.00	310,000,000.00
Class A-4	02006NAD1	107,758,000.00	107,758,000.00	0.0095000	0.00	85,308.42	85,308.42	0.00	0.00	107,758,000.00
Class B	BCC26ICP2	84,820,000.00	84,820,000.00	0.0137000	0.00	96,836.17	96,836.17	0.00	0.00	84,820,000.00
Class C	BCC26ICQ0	50,122,000.00	50,122,000.00	0.0165000	0.00	68,917.75	68,917.75	0.00	0.00	50,122,000.00
AART Notes		1,395,700,000.00	861,985,523.48		45,335,219.15	557,819.39	45,893,038.54	0.00	0.00	816,650,304.33

Secured Note		1,427,630,965.56	940,175,963.10	0.0165000	45,335,219.15	1,292,741.95	46,627,961.10	0.00	0.00	894,840,743.95

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2a	524.2127517	76.8393545	0.2271589	77.0665133	0.00000000	447.3733972
Class A-2b	524.2127517	76.8393545	0.1662410	77.0055954	0.00000000	447.3733972
Class A-3	1,000.0000000	0.0000000	0.6250000	0.6250000	0.00000000	1,000.0000000
Class A-4	1,000.0000000	0.0000000	0.7916667	0.7916667	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.1416667	1.1416667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.3750000	1.3750000	0.00000000	1,000.0000000
Secured Note	658.5567179	31.7555589	0.9055155	32.6610743	0.00000000	626.8011591

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

	Beginning Factor	Ending Factor
Series 2014-SN1 Portfolio	654.0606253	624.0764678
Aggregate ABS Value	683.9259538	654.5298330
Secured Note	658.5567179	626.8011591

	Beginning Factor	Ending Factor
Note Pool Factor	617.6008623	585.1187965

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	4/20/2015	5/19/2015	Actual/360	0.0021000	0.00	0.00	0.00	0.00	0.00
Class A-2a	4/20/2015	5/19/2015	30/360	0.0052000	55,653.92	55,653.92	0.00	0.00	0.00
Class A-2b	4/20/2015	5/19/2015	Actual/360	0.0038055	57,353.13	57,353.13	0.00	0.00	0.00
Class A-3	4/20/2015	5/19/2015	30/360	0.0075000	193,750.00	193,750.00	0.00	0.00	0.00
Class A-4	4/20/2015	5/19/2015	30/360	0.0095000	85,308.42	85,308.42	0.00	0.00	0.00
Class B	4/20/2015	5/19/2015	30/360	0.0137000	96,836.17	96,836.17	0.00	0.00	0.00
Class C	4/20/2015	5/19/2015	30/360	0.0165000	68,917.75	68,917.75	0.00	0.00	0.00
Secured Note	4/20/2015	5/19/2015	30/360	0.0165000	1,292,741.95	1,292,741.95	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1
 4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	17,775,023.19
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	626,147.72
Sale Proceeds	36,673,999.67
Monthly Payment Advances	597,420.13
Residual Advances	30,198.60
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	313,085.27
ACOLT Collections	56,015,874.58

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	545,153.98
Reimbursement of Residual Advances	26,776.25
Total ACOLT Available Distribution Amount	55,443,944.35

Distributions
Total ACOLT Available Distribution Amount	55,443,944.35
Basic Servicing Fee	878,968.95
Secured Note Interest Distributable Amount	1,292,741.95
Secured Note Principal Distributable Amount	45,335,219.15
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	7,937,014.30

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	1,292,741.95
Secured Note Principal Distributable Amount	45,335,219.15
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	46,627,961.10

Distributions
Total AART Available Amount	46,627,961.10
Administration Fee	7,834.80
Aggregate Class A Interest Distributable Amount	392,065.47
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	96,836.17
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	68,917.75
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	45,335,219.15
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	727,087.76

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2014-SN1 Portfolio	1,721,763,341.70	1,126,137,607.95	1,074,511,984.73
Aggregate ABS Value	1,542,217,743.93	1,054,762,741.47	1,009,427,522.32
Secured Note	1,427,630,965.56	940,175,963.10	894,840,743.95
AART Notes	1,395,700,000.00	861,985,523.48	816,650,304.33
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	66,270	50,781	581	1,088	26	31	0	49,055

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.4868000	2.5180000	2.5184000	36.02	36.82	36.97	25.24	14.95	14.24

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.25%	0.80%	0.46%	0.65%	0.78%	0.50%	0.49%	0.81%	0.79%	0.43%	0.49%	0.56%	0.41%	0.73%	0.80%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

6. Losses and Delinquencies

	Early Term Defaults			Returned Vehicles Sold			Delinquencies
	Average ABS Value	Net Loss (Gains)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio	Average ABS Value	Over 60 Days	Percent Delinquent
Current	1,032,095,131.90	2,555.05	0.003	31,665,394.16	(4,680,922.69)	(14.78)	1,032,095,131.90	481,278.23	0.047
Preceding	1,077,813,633.13	41,803.03	0.047	32,669,453.65	(4,410,231.98)	(13.50)	1,077,813,633.13	481,631.81	0.045
Next Preceding	1,119,718,969.35	(25,211.39)	(0.027)	24,080,781.54	(2,527,716.64)	(10.50)	1,119,718,969.35	734,173.62	0.066
Three Month Average			0.007			(12.93)			0.052

Aggregate ABS Value			616,546.89			31,665,394.16
Residual Advance Reimb.			N/A			26,776.25
Aggregate Sales Proceeds			579,553.49			36,094,446.18
Excess Wear/Mileage Charges			0.00			51,292.04
Other Amounts Received			34,438.35			227,354.88
Current Net Losses (Gains)			2,555.05			(4,680,922.69)	Delinquency Stratification	Amount	Number of Leases

Beginning Cum Net Losses (Gains)			245,220.70			(36,825,594.70)	31 - 60 Days	3,150,161.65	159
Current Net Losses (Gains)			2,555.05			(4,680,922.69)	61-90 Days	436,588.38	25
Ending Cum Net Losses (Gains)			247,775.75			(41,506,517.39)	> 90 days	44,689.85	3
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2014-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	7,711,088.72	7,711,088.72	0.00	0.00	7,711,088.72	7,711,088.72
Monthly Payment Advances	1,335,970.25	1,411,195.70	597,420.13	545,153.98	1,463,461.85	N/A
Residual Advances	0.00	26,776.25	30,198.60	26,776.25	30,198.60	N/A
Payments Ahead	3,062,796.46	3,007,225.68	587,853.05	622,936.87	2,972,141.86	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	146,517,743.93
Current Aggregate Overcollateralization Amount	192,777,217.99
Overcollateralization Target Amount	192,777,217.99
Initial ACOLT Overcollateralization Amount	114,586,778.37
Current ACOLT Overcollateralization Amount	114,586,778.37
Initial AART Overcollateralization Amount	31,930,965.56
Current AART Overcollateralization Amount	78,190,439.62
 This Servicer Certificate relates only to AART 2014-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.